OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
Other Current Assets
OTHER CURRENT ASSETS	NOTE 7: OTHER CURRENT ASSETS

	December 31,
	2022	2021
Government authorities	$606	$388
Consumables	-	200
Prepaid expenses and other	950	1,178
Other current assets	$1,556	$1,766